Effect of Restatement on Results of Operations and Financial Position (Detail) (USD $)	3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011		Sep. 30, 2012	Sep. 30, 2011		Dec. 31, 2011		Dec. 31, 2010		Dec. 12, 2010	Dec. 31, 2009
Accounts Receivable-Net of Allowance for Doubtful Accounts	$ 554,053	$ 879,036		$ 554,053	$ 879,036		$ 899,493		$ 455,458	[1]
Allowance for Doubtful Accounts		0			0
Prepaid Taxes	894,301	567,301		894,301	567,301		792,301		167,301	[2]
Deferred Tax Asset - Short Term	222,628	211,757		222,628	211,757		300,170		30,773	[2]
Total Current Assets	2,906,135	2,253,427		2,906,135	2,253,427		2,899,717		2,202,638
Long-term accounts receivable
Deferred Tax Asset-Long Term	5,326,093	2,238,275		5,326,093	2,238,275		3,141,176	[3]	783,720
Total Assets	11,063,776	7,627,293		11,063,776	7,627,293		8,977,776		5,951,609		5,951,609
Taxes Payable		0			0
Deferred Tax Liability - Current	69,648	69,648		69,648	69,648		69,648	[3]	69,648	[2]
Total Current Liabilities	12,167,809	5,861,837		12,167,809	5,861,837		7,483,293		1,928,511
Deferred Income Taxes		836,108			836,108		887,050	[3]	935,687	[2]
Total Liabilities	13,534,088	6,697,945		13,534,088	6,697,945		8,370,343		2,660,339
Retained Earnings (Accumulated Deficit)	(9,140,795)	(2,727,746)		(9,140,795)	(2,727,746)		(4,098,612)	[4]	78,438
Total Shareholders' Equity (Deficit)	(2,470,312)	929,348		(2,470,312)	929,348		607,433		3,291,270			3,658,689	[5]
Total Liabilities and Shareholder Equity	11,063,776	7,627,293		11,063,776	7,627,293		8,977,776		5,951,609
Product Sales	1,812,306	2,359,493		4,416,121	6,390,818		8,282,734		6,544,311	[6]
Total Operating Expenses	2,467,865	3,163,910		7,303,510	8,793,891		11,833,173		6,625,911	[7]
Selling, General and Administrative	2,431,049	3,113,310		7,209,421	8,674,171		11,670,092		6,305,805
Income Taxes		0			0		(2,471,630)		(332,404)	[8]
Deferred Income Tax (Benefit)	(581,996)	(759,171)		(1,992,142)	(1,660,466)		(2,471,630)		(332,404)	[8]
Net Income (Loss)	(1,241,443)	(1,282,998)		(5,042,183)	(2,806,184)		(4,177,050)		(506,113)
Comprehensive Income (Loss)	(1,241,443)	(1,282,998)		(5,042,183)	(2,809,393)		(4,180,259)		(500,924)
Basic Loss Per Share (In dollars per share)		$ 0.06			$ (0.13)		$ (0.19)		$ 0.18
Diluted Earnings (Loss) per Share		$ 0.06			$ (0.13)		$ (0.19)		$ 0.18
Basic Weighted Average Number of Common Shares Outstanding (in shares)							21,949,576		18,301,485	[9]
Diluted Weighted Average Number of Common Shares Outstanding (In shares)							22,678,788		18,493,173	[9]
Scenario, Previously Reported [Member]
Accounts Receivable-Net of Allowance for Doubtful Accounts		29,709,282			29,709,282				23,393,124	[1]
Allowance for Doubtful Accounts		(771,016)			(771,016)				(521,016)	[1]
Prepaid Taxes		0			0				113,691	[2]
Deferred Tax Asset - Short Term		560,738			560,738				309,892	[2]
Total Current Assets		30,865,353			30,865,353				22,218,683
Long-term accounts receivable		2,123,011			2,123,011				2,512,426	[1]
Deferred Tax Asset-Long Term		421,089			421,089		2,951,857	[10]	309,892
Total Assets		36,545,044			36,545,044
Taxes Payable		7,246,631			7,246,631				5,054,635	[2]
Deferred Tax Liability - Current		1,288,278			1,288,278		171,577	[10]	1,287,776	[2]
Total Current Liabilities		14,327,100			14,327,100				8,201,225
Deferred Income Taxes		2,422,759			2,422,759		988,980	[10]	2,595,975	[2]
Total Liabilities		16,749,859			16,749,859				10,797,200
Retained Earnings (Accumulated Deficit)		16,138,091			16,138,091		(4,491,740)	[4]	13,686,328
Total Shareholders' Equity (Deficit)		19,795,185			19,795,185
Total Liabilities and Shareholder Equity		36,545,044			36,545,044				27,696,360
Product Sales		5,059,906			15,357,960				18,037,273	[6]
Total Operating Expenses									6,859,958	[7]
Selling, General and Administrative		3,113,310			8,965,207
Income Taxes		980,319			2,627,680				5,186,252	[8]
Deferred Income Tax (Benefit)		(545,238)			(880,387)				(894,221)	[8]
Net Income (Loss)		223,163			2,451,763				5,813,450
Comprehensive Income (Loss)		223,163			2,448,554
Basic Loss Per Share (In dollars per share)		$ 0.01			$ 0.11				$ 0.32
Diluted Earnings (Loss) per Share		$ 0.01			$ 0.11				$ 0.31
Basic Weighted Average Number of Common Shares Outstanding (in shares)									18,301,485	[9]
Diluted Weighted Average Number of Common Shares Outstanding (In shares)									18,493,173	[9]
Restatement Adjustment [Member]
Accounts Receivable-Net of Allowance for Doubtful Accounts		(28,803,246)	[11]		(28,803,246)	[11]			(22,937,666)	[1]
Allowance for Doubtful Accounts		771,016	[11]		771,016	[11]			521,016	[1]
Prepaid Taxes		567,301	[11]		567,301	[11]			167,298	[2]
Deferred Tax Asset - Short Term		(348,981)	[12]		(348,981)	[12]			(279,119)	[2]
Total Current Assets		(28,611,926)			(28,611,926)				(20,016,045)
Long-term accounts receivable		(2,123,011)	[11]		(2,123,011)	[11]			(2,512,426)	[1]
Deferred Tax Asset-Long Term		1,817,186			1,817,186		189,319	[3]	386,439	[2]
Total Assets		(28,917,751)			(28,917,751)
Taxes Payable		(7,246,631)	[12]		(7,246,631)	[12]			(5,054,635)	[2]
Deferred Tax Liability - Current		(1,218,630)			(1,218,630)		(101,929)	[3]	(1,116,199)	[2]
Total Current Liabilities		(8,465,263)			(8,465,263)				(6,338,132)
Deferred Income Taxes		(1,586,651)			(1,586,651)		(101,930)	[3]	(1,660,288)	[2]
Total Liabilities		(10,051,914)			(10,051,914)				(7,998,420)
Retained Earnings (Accumulated Deficit)		(18,865,837)			(18,865,837)		393,128	[4]	(14,001,018)
Total Shareholders' Equity (Deficit)		(18,865,837)			(18,865,837)
Total Liabilities and Shareholder Equity		(28,917,751)			(28,917,751)				(21,832,140)
Product Sales		(2,700,413)	[13]		(8,967,142)	[13]			(11,492,962)	[6]
Total Operating Expenses									(234,047)	[7]
Selling, General and Administrative		0	[14]		(291,036)	[14]
Income Taxes		(980,319)			(2,627,680)				(5,186,252)	[8]
Deferred Income Tax (Benefit)		(213,933)			(780,079)				(3,193,699)	[8]
Net Income (Loss)		(1,506,161)			(5,257,947)				(2,564,047)
Comprehensive Income (Loss)		(1,506,161)			5,257,947
Basic Loss Per Share (In dollars per share)		$ (0.07)			$ (0.24)				$ (0.14)
Diluted Earnings (Loss) per Share		$ (0.07)			$ (0.24)				$ (0.14)
Basic Weighted Average Number of Common Shares Outstanding (in shares)									0
Diluted Weighted Average Number of Common Shares Outstanding (In shares)									0
Restatement Adjustments In 8-Ka 29-Jun-12 [Member]
Deferred Tax Asset-Long Term									87,389
Deferred Tax Liability - Current									(101,929)	[2]
Total Current Liabilities									65,417
Deferred Income Taxes									(203,859)	[2]
Total Liabilities									(138,442)
Retained Earnings (Accumulated Deficit)									393,148
Total Liabilities and Shareholder Equity									87,389
Deferred Income Tax (Benefit)									3,755,516	[8]
Net Income (Loss)									(3,755,516)
Basic Loss Per Share (In dollars per share)									$ (0.22)
Diluted Earnings (Loss) per Share									$ (0.22)
Basic Weighted Average Number of Common Shares Outstanding (in shares)									(5,930,825)	[9]
Diluted Weighted Average Number of Common Shares Outstanding (In shares)									(5,992,944)	[9]
As Restated In 8-Ka 29-Jun-12 [Member]
Accounts Receivable-Net of Allowance for Doubtful Accounts									455,458	[1]
Prepaid Taxes									280,989	[2]
Deferred Tax Asset - Short Term									30,773	[2]
Total Current Assets									2,202,638
Long-term accounts receivable									0
Deferred Tax Asset-Long Term									783,720
Deferred Tax Liability - Current									69,648	[2]
Total Current Liabilities									1,928,511
Deferred Income Taxes									731,828	[2]
Total Liabilities									2,660,339
Retained Earnings (Accumulated Deficit)									78,438
Total Liabilities and Shareholder Equity									5,951,609
Product Sales									6,544,311	[6]
Total Operating Expenses									6,625,911	[7]
Deferred Income Tax (Benefit)									(332,404)	[8]
Net Income (Loss)									$ (506,113)
Basic Loss Per Share (In dollars per share)									$ (0.04)
Diluted Earnings (Loss) per Share									$ (0.04)
Basic Weighted Average Number of Common Shares Outstanding (in shares)									12,370,660	[9]
Diluted Weighted Average Number of Common Shares Outstanding (In shares)									12,500,229	[9]

[1]	Restatement of Accounts Receivable resulting from unrecognized revenues
[2]	Restatement of Income Taxes to reflect the affect of the change in revenues.
[3]	Restatement of Income Taxes to reflect a correction in the calculation of deferred tax assets and liabilities
[4]	Restatement of Accumulated Deficit to reflect changes to tax accounts reflected in 2010 restatement.
[5]	The stockholders' equity has been recapitalized to give effect to the shares exchanged by existing shareholders pursuant to the merger agreement dated January 31, 2011, more fully discussed in Note 7 to these financial statements.
[6]	Restatement of Product revenue as described above
[7]	Restatement of Operating Expenses to eliminate bad debts associated with unrecognized revenues
[8]	Restatement of Income Taxes to reflect the affect of the change in revenues
[9]	Restatement of Share Counts to reflect the number of shares outstanding and diluted prior to the January 2011 reorganization
[10]	a) Restatement of Income Taxes to reflect a correction in the calculation of deferred tax assets and liabilities
[11]	To restate Accounts Receivable and related accounts for the removal of Q3 2011 and historical unrecognized revenues.
[12]	To restate Income Taxes to reflect the affect of the change in unrecognized revenues.
[13]	To restate Product Sales for the removal of Q3 2011 unrecognized revenues.
[14]	To restate Operating Expenses for the removal of Q3 2011 Bad Debt Expense associated with the removal of Q3 2011 unrecognized revenues.